Income Taxes (Details) - Schedule of Valuation Allowance - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Valuation Allowance [Abstract]
At the beginning of the year	$ 1,925,780	$ 375,307
Current year addition	2,574,664	1,550,473
At the end of the year	$ 4,500,444	$ 1,925,780